DERIVATIVE LIABILITIES (Schedule of Changes in Value of Derivative Warrant Liability) (Details) (USD $)	3 Months Ended		7 Months Ended	9 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2012	Jun. 30, 2011	Nov. 23, 2011
DERIVATIVE LIABILITIES [Abstract]
Warrants Issued on November 23, 2011 - Derivative warrant liability			$ 1,750,000
Increase in fair value of derivative warrant liability	(2,156,007)		2,773,086	(2,773,086)
Balance at June 30, 2012 - Derivative warrant liability	$ 4,523,086		$ 4,523,086	$ 4,523,086
No. of Warrants	81,588,029		81,588,029	81,588,029		81,588,029